Deferred tax - Analysis of the deferred tax (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Analysis of deferred tax
Deferred tax liabilities	£ 3,304	£ 7,402
Net deferred tax liability/(asset)	3,304	7,402	£ 35,546
UK
Analysis of deferred tax
Deferred tax liabilities	3,304	7,402
Net deferred tax liability/(asset)	£ 3,304	£ 7,402	£ 35,546